UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-639-3935

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 - April 30, 2008

Item 1.   Reports to Stockholders.

SEMI-ANNUAL REPORT

For The Six Months Ended

APRIL 30, 2008

LETTER TO SHAREHOLDERS

June 2, 2008

OVERVIEW

Since October 2007, it has been very difficult to hide from the pervasive decline in the equity markets. Continued concerns over liquidity and credit spreads affected not only the financial sector, but all non-resource based sectors as well during the period as borrowing costs remained elevated, despite easing from the Federal Reserve.

Historically, growth investing tends to outperform during falling interest rates and uncertain economic times. However, the Russell 2000 Value Index outperformed its growth counterpart during the quarter. Equally surprising, healthcare stocks performed terribly since the peak in the market 8 months ago, despite historically strong relative returns during economic slowing. In fact, there was only one economic sector within the Russell 2000 Growth Index with positive returns during first six months of this fiscal year – Energy.

Clearly, the equity markets moved away from high-beta assets during this downturn and so smaller companies fared poorly relative to their blue-chip counterparts and cash. As we headed into the beginning of calendar year 2008, several names on our watch-list saw significant pullbacks in their share prices – up to 50% declines in some. These declines were not precipitated by fundamental deterioration, but simply because of previously extended and rich valuation multiples. We saw these price declines as our opportunity to reposition the portfolio for enhanced future growth now that the valuations of these companies had become more reasonable, especially relative to their strong growth prospects. Unfortunately, some of these new purchases continued to swoon after we purchased shares, though many have seen improved performance in May.

Stonebridge Small-Cap Growth Fund

For the fiscal year to date through April 30, 2008, the Stonebridge Small-Cap Growth Fund declined 21.50%, more than the 14.14% decline of the Russell 2000 Growth Index. During this six month period, the fund went from a slightly overweight position in healthcare and technology to a very significant overweight position in both by the end of April. Within the Russell 2000 Growth Index, the technology sector performed the worst of all the Russell economic sectors. Our technology companies did vastly better than the Russell 2000 Growth Index’s technology companies, but our significant overweighting of the sector held back our relative returns. Similarly, the healthcare sector within the Russell 2000 Growth Index performed much worse than the overall Russell 2000 Growth Index. As we increased our weighting in healthcare companies during the six month period, we saw continued deterioration in our relative returns.

SMALL-CAP GROWTH FUND SECTOR ALLOCATION
AS A PERCENT OF NET ASSETS
as of April 30, 2008

Despite our poor short-term timing as we increased our exposure to fast growing sectors, there was a silver lining in the storm clouds - in general, our stock-selection was quite good. For example, in the energy sector, our stocks outperformed the Russell 2000 Growth Index’s energy stocks by more than 2000 basis points (20%). Hence, we believe we’re picking the right stocks; we just need the investment climate to be more supportive of the healthcare and technology sectors. Over the next 12 months, we believe a strong tailwind in sectors and therefore in our investments in those sectors.

Stonebridge Institutional Small-Cap Growth Fund

For the fiscal year to date through April 30, 2008, the Stonebridge Institutional Small-Cap Growth Fund declined 21.06%, more than the 14.14% decline of the Russell 2000 Growth Index.

Performance for the time period can be attributed to the same explanation as given above for the Stonebridge Small-Cap Growth Fund.

INSTITUTIONAL SMALL-CAP GROWTH FUND SECTOR
ALLOCATION AS A PERCENT OF NET ASSETS
as of April 30, 2008

Conclusion

During the last three months, we have greatly enhanced the position of the portfolio to companies that are growing much faster than their peers and at valuations we believe are very compelling for the first time in many years. While we have had some short-term difficulty with regard to investor sentiment towards the technology and healthcare sectors, we believe that we will be rewarded with price appreciation in these companies over the next twelve months. Corporate profits remain healthy and the demand for healthcare services and technology remain robust.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA

Matthew W. Markatos, CFA

Portfolio Managers

DEFINITION OF INDICES

The Russell 2000 Growth Index (Russell 2000 G) is an unmanaged index, that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies in terms of market capitalization. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Beta is a measurement of a fund’s trailing 36-month returns in relation to the overall market (or appropriate market index). Beta of 1 - share price will typically move with the market; Beta more than 1 - share price will typically be more volatile than the market; Beta less than 1 – share price will typically be less volatile than the market.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND(1)	April 30, 2008 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (100.01%)
CONSUMER DISCRETIONARY - (11.31%)
Entertainment (5.25%)
DreamWorks Animation SKG, Inc.**	13,000	$363,480
Shuffle Master, Inc.**	105,000	515,550
		879,030
Lodging (2.71%)
Morgans Hotel Group Co.**	32,500	454,675

Media (3.35%)
Martha Stewart Living Omnimedia, Inc.**	71,000	561,610
TOTAL CONSUMER DISCRETIONARY		1,895,315

CONSUMER STAPLES (3.00%)
Food (3.00%)
Smart Balance, Inc.**	68,000	503,200
TOTAL CONSUMER STAPLES		503,200

ENERGY (4.63%)
Oil & Gas Services (4.63%)
Patterson-UTI Energy, Inc.	13,500	377,190
Superior Energy Services**	9,000	399,420
TOTAL ENERGY		776,610

FINANCIAL (7.51%)
Banks (5.52%)
Pacific Capital Bancorp	15,000	305,700
SVB Financial Group**	12,750	620,415
		926,115
Insurance (1.99%)
StanCorp Financial Group, Inc.	6,500	333,060
TOTAL FINANCIAL		1,259,175

HEALTHCARE (29.07%)
Biotechnology (3.19%)
Vical, Inc.**	152,000	535,040

Healthcare-Products (12.27%)
Advanced Medical Optics, Inc.**	25,000	525,000
ArthroCare Corp.**	11,000	495,660
Given Imaging Ltd.**	30,000	509,700
PSS World Medical, Inc.**	32,000	527,040
		2,057,400
Medical Equipment (4.08%)
TomoTherapy, Inc.**	70,000	683,200

		Market
	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceutical (9.53%)
APP Pharmaceuticals, Inc.**	39,000	$509,340
Medicis Pharmaceutical Corp.	28,500	587,100
Sciele Pharma, Inc.**	26,000	501,020
		1,597,460
TOTAL HEALTHCARE		4,873,100

INDUSTRIAL (6.00%)
Electrical Components & Equipment (2.66%)
Power-One, Inc.**	149,000	445,510

Electronics (3.34%)
American Science & Engineering, Inc.	11,500	560,395
TOTAL INDUSTRIAL		1,005,905

TECHNOLOGY (38.49%)
Electronics (3.96%)
Jabil Circuit, Inc.	61,000	663,680

Machinery-Diversified (2.71%)
Intermec, Inc.**	21,500	454,080

Semiconductors (6.07%)
LanOptics Ltd.**	34,000	490,960
Veeco Instruments, Inc.**	28,000	527,240
		1,018,200
Software (17.97%)
athenahealth, Inc.**	17,000	425,000
Eclipsys Corp.**	28,500	591,945
Epicor Software Corp.**	66,000	528,000
Nuance Communications, Inc.**	21,250	430,950
THQ, Inc.**	28,500	606,480
TIBCO Software, Inc.**	56,000	429,520
		3,011,895
Telecommunications (7.78%)
Foundry Networks, Inc.**	57,000	725,610
NeuStar, Inc.**	21,000	577,710
		1,303,320
TOTAL TECHNOLOGY		6,451,175

TOTAL COMMON STOCKS (Cost $18,719,480)		16,764,480

		Market
	Shares	Value
MUTUAL FUNDS (0.43%)
Fifth Third U.S.Treasury Money Market Fund	72,086	$72,086

TOTAL MUTUAL FUNDS (Cost $72,086)		72,086

TOTAL INVESTMENTS (100.44%) (Cost $18,791,566)		$16,836,566
LIABLITIES IN EXCESS OF OTHER ASSETS (-0.44%)		(74,343)
NET ASSETS (100.00%)		$16,762,223

(1)	Formerly named Stonebridge Small-Cap Growth - Institutional Fund.
**	Non Income Producing Security.

The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND	April 30, 2008 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.76%)
CONSUMER DISCRETIONARY (11.28%)
Entertainment (4.97%)
DreamWorks Animation SKG, Inc.**	5,000	$139,800
Shuffle Master, Inc.**	40,000	196,400
		336,200
Lodging (2.69%)
Morgans Hotel Group Co.**	13,000	181,870

Media (3.62%)
Martha Stewart Living Omnimedia, Inc.**	31,000	245,210

TOTAL CONSUMER DISCRETIONARY		763,280

CONSUMER STAPLES (3.06%)
Food (3.06%)
Smart Balance, Inc.**	28,000	207,200
TOTAL CONSUMER STAPLES		207,200

ENERGY (4.57%)
Oil & Gas Services (4.57%)
Patterson-UTI Energy, Inc.	5,500	153,670
Superior Energy Services**	3,500	155,330
		309,000
TOTAL ENERGY		309,000

FINANCIAL (7.29%)
Banks (5.40%)
Pacific Capital Bancorp	6,000	122,280
SVB Financial Group**	5,000	243,300
		365,580
Insurance (1.89%)
StanCorp Financial Group, Inc.	2,500	128,100

TOTAL FINANCIAL		493,680

HEALTHCARE (29.11%)
Biotechnology (3.22%)
Vical, Inc.**	62,000	218,240

Healthcare-Products (12.27%)
Advanced Medical Optics, Inc.**	10,000	210,000
ArthroCare Corp.**	4,500	202,770
Given Imaging Ltd. **	12,000	203,880
PSS World Medical, Inc.**	13,000	214,110
		830,760
Medical Equipment (4.04%)
TomoTherapy, Inc.**	28,000	273,280

		Market
	Shares	Value
Pharmaceutical (9.58%)
APP Pharmaceuticals, Inc.**	16,000	$208,960
Medicis Pharmaceutical Corp.	11,500	236,900
Sciele Pharma, Inc.**	10,500	202,335
		648,195
TOTAL HEALTHCARE		1,970,475

INDUSTRIAL (5.89%)
Electrical Components & Equipment (2.65%)
Power-One, Inc.**	60,000	179,400

Electronics (3.24%)
American Science & Engineering, Inc.	4,500	219,285
TOTAL INDUSTRIAL		398,685

TECHNOLOGY (38.56%)
Electronics (3.86%)
Jabil Circuit, Inc.	24,000	261,120

Machinery-Diversified (2.81%)
Intermec, Inc.**	9,000	190,080

Semiconductors (6.05%)
LanOptics Ltd.**	14,000	202,160
Veeco Instruments, Inc.**	11,000	207,130
		409,290
Software (18.06%)
athenahealth, Inc.**	6,800	170,000
Eclipsys Corp.**	11,500	238,855
Epicor Software Corp.**	26,500	212,000
Nuance Communications, Inc.**	8,500	172,380
THQ, Inc.**	11,500	244,720
TIBCO Software, Inc.**	24,000	184,080
		1,222,035
Telecommunications (7.78%)
Foundry Networks, Inc.**	23,000	292,790
NeuStar, Inc.**	8,500	233,835
		526,625
TOTAL TECHNOLOGY		2,609,150
TOTAL COMMON STOCKS (Cost $7,203,855)		6,751,470

		Market
	Shares	Value
MUTUAL FUNDS (0.70%)
Fifth Third U.S.Treasury Money Market Fund	47,527	$47,527

TOTAL MUTUAL FUNDS (Cost $47,527)		47,527

TOTAL INVESTMENTS (100.46%) (Cost $7,251,382)		$6,798,997
LIABLITIES IN EXCESS OF OTHER ASSETS (-0.46%)		(30,960)
NET ASSETS (100.00%)		$6,768,037

** Non Income Producing Security.

The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

	Institutional Small-Cap	Small-Cap
	Growth Fund(1)	Growth Fund
ASSETS:
Investments, at value (Cost-see below)	$16,836,566	$6,798,997
Dividends and interest receivable	3,585	1,461
Receivable for investments sold	544,301	216,355
Prepaid and other assets	13,974	7,056

TOTAL ASSETS	17,398,426	7,023,869

LIABILITIES:
Payable for investments purchased	563,587	230,804
Payable for fund shares redeemed	14,538	—
Accrued investment advisory fee	10,216	4,109
Accrued administration fee	4,397	4,482
Accrued trustee fee	1,719	674
Accrued expenses	41,746	15,763

TOTAL LIABILITIES	636,203	255,832

NET ASSETS	$16,762,223	$6,768,037

COMPOSITION OF NET ASSETS:
Paid-in-capital	19,291,265	7,178,129
Accumulated net investment loss	(211,079)	(109,876)
Accumulated net realized gain/(loss) on investments	(362,963)	152,169
Net unrealized depreciation in value of investments	(1,955,000)	(452,385)

NET ASSETS	$16,762,223	$6,768,037

NET ASSET VALUE PER SHARE:
Net Assets	$16,762,223	$6,768,037
Shares outstanding	2,023,130	827,621
Net asset value and redemption price per share	$8.29	$8.18

COST OF INVESTMENTS	$18,791,566	$7,251,382

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

	Institutional Small-Cap	Small-Cap
	Growth Fund(1)	Growth Fund
INCOME:
Dividends	$40,100	$16,067
Interest	2,732	1,320

TOTAL INCOME	42,832	17,387

EXPENSES:
Investment advisory fees	68,204	27,328
Administration fees	26,840	26,840
Transfer agent fees	31,143	12,456
Fund accounting fees and expenses	22,829	12,865
Custodian fees	4,946	2,509
Legal fees	45,500	18,850
Printing fees	7,553	3,171
Registration fees	5,353	3,828
Audit fees	9,944	5,968
Trustee fees and expenses	14,012	6,091
Proxy voting fees	2,999	1,326
Insurance	13,524	5,386
Other	1,064	645
TOTAL EXPENSES	253,911	127,263

NET INVESTMENT LOSS	(211,079)	(109,876)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(363,015)	152,209
Unrealized depreciation of investments
Beginning of year	2,144,402	1,502,273
End of year	(1,955,000)	(452,385)

Change in net unrealized appreciation/(depreciation) of investments	(4,099,402)	(1,954,658)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,462,417)	(1,802,449)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,673,496)	$(1,912,325)

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INSTITUTIONAL SMALL-CAP GROWTH FUND(1)

	Six Months Ended	Year Ended
	April 30, 2008	October 31,
	(Unaudited)	2007

OPERATIONS:
Net investment loss	$(211,079)	$(346,643)
Net realized gain/(loss) on investments	(363,015)	6,242,880
Change in net unrealized appreciation/(depreciation) of investments	(4,099,402)	(2,525,023)

INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,673,496)	3,371,214

DISTRIBUTIONS TO SHAREHOLDERS:
Capital Gains	(1,977,028)	—
Total distributions to shareholders	(1,977,028)	—

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
Net increase/(decrease) in net assets derived from beneficial interest transactions	1,079,264	(2,103,640)

NET INCREASE/(DECREASE) IN NET ASSETS	(5,571,260)	1,267,574

NET ASSETS:
Beginning of year	22,333,483	21,065,909

End of year *	$16,762,223	$22,333,483

* Includes accumulated net investment loss of:	$(211,079)	—

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SMALL-CAP GROWTH FUND

	Six Months Ended	Year Ended
	April 30, 2008	October 31,
	(Unaudited)	2007

OPERATIONS:
Net investment loss	$(109,876)	$(204,312)
Net realized gain on investments	152,209	1,930,488
Change in net unrealized appreciation/(depreciation) of investments	(1,954,658)	(78,495)

INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,912,325)	1,647,681

DISTRIBUTIONS TO SHAREHOLDERS:
Capital Gains	(1,726,216)	(235,413)
Total distributions to shareholders	(1,726,216)	(235,413)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
Net increase/(decrease) in net assets derived from beneficial interest transactions	1,498,505	(140,242)

NET INCREASE/(DECREASE) IN NET ASSETS	(2,140,036)	1,272,026

NET ASSETS:
Beginning of year	8,908,073	7,636,047

End of year *	$6,768,037	$8,908,073

* Includes accumulated net investment loss of:	$(109,876)	—

The accompanying notes to financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

INSTITUTIONAL SMALL-CAP GROWTH FUND(1)

Selected Data for Each Shares of Beneficial Interest Outstanding Throughout the Years Indicated:

	Six Months Ended		Years Ended October 31,
	April 30, 2008(2)		2007	2006	2005	2004	2003
PER SHARE DATA
Net asset value, beginning year	$11.62		$9.94	$9.03	$8.57	$7.89	$6.49
Income from Investment Operations:
Net investment loss	(0.10)		(0.18)	(0.06)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	(2.19)		1.86	0.97	0.49	0.74	1.44
Total income/(loss) from investment operations	(2.29)		1.68	0.91	0.46	0.68	1.41

Distributions to shareholders:
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized gain on investments	(1.04)		0.00	0.00	0.00	0.00	0.00
Total dividends and distributions to shareholders	(1.04)		0.00	0.00	0.00	0.00	(0.01)
Net asset value, end of year	$8.29		$11.62	$9.94	$9.03	$8.57	$7.89
Total Return	(21.06	)%(3)	16.90%	10.08%	5.37%	8.62%	21.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$16,762		$22,333	$21,066	$21,220	$21,892	$21,766

Ratio of operating expenses to average net assets	2.80	%(4)	2.52%	2.63%	2.22%	2.09%	2.10%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A		2.62%	2.73%	2.56%	2.34%	2.35%
Ratio of net investment loss to average net assets	(2.33	)%(4)	(1.62)%	(0.61)%	(0.29)%	(0.72)%	(0.46)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A		(1.72)%	(0.71)%	(0.63)%	(0.97)%	(0.71)%
Portfolio turnover rate(5)	69.81%		163.45%	67.30%	39.29%	63.80%	109.16%

(1)	Formerly named Stonebridge Small-Cap Growth - Institutional Fund.
(2)	Unaudited.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized.
(5)

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2008 were $13,044,817 and $14,054,456, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

SMALL-CAP GROWTH FUND

Selected Data for Each Shares of Beneficial Interest Outstanding Throughout the Years Indicated:

	Six Months Ended		Years Ended October 31,
	April 30, 2008(1)		2007	2006	2005	2004	2003
PER SHARE DATA
Net asset value, beginning year	$13.17		$11.13	$11.42	$10.18	$9.12	$6.49
Income from Investment Operations:
Net investment loss	(0.13)		(0.30)	(0.25)	(0.27)	(0.26)	(0.19)
Net realized and unrealized gain/(loss) on investments	(2.30)		2.69	1.60	1.51	1.32	2.82
Total income/(loss) from investment operations	(2.43)		2.39	1.35	1.24	1.06	2.63

Distributions to shareholders:
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	(2.56)		(0.35)	(1.64)	0.00	0.00	0.00
Total dividends and distributions to shareholders	(2.56)		(0.35)	(1.64)	0.00	0.00	0.00
Net asset value, end of year	$8.18		$13.17	$11.13	$11.42	$10.18	$9.12
Total Return	(21.50	)%(2)	21.94%	14.11%	12.18%	11.62%	40.52%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$6,768		$8,908	$7,636	$7,219	$6,491	$6,578

Ratio of operating expenses to average net assets	3.50	%(3)	3.14%	2.94%	2.90%	2.94%	3.11%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A		3.55%	3.70%	3.68%	3.44%	3.61%
Ratio of net investment loss to average net assets	(3.02	)%(3)	(2.46)%	(2.32)%	(2.39)%	(2.52)%	(2.43)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A		(2.87)%	(3.08)%	(2.39)%	(3.02)%	(2.93)%
Portfolio turnover rate(4)	70.54%		89.72%	120.94%	116.17%	84.33%	177.13%

(1)	Unaudited.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized.
(4)

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2008 were $5,300,331 and $5,609,775, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

1.  ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing primarily in common stocks which appear to have good prospects for superior earnings growth, and investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee using methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value, the Fair Value Committee will determine the security’s fair value. In making a good faith determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Federal Income Taxes — The Trust’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2008 (Unaudited)

Effective November 1, 2007, the Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. If applicable, penalties and tax-related interest expense are recorded as a component of income tax expense on the Statement of Operations. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of California. The statute of limitations on the Funds’ federal tax return filings remains open forthe years ended October 31, 2005 through October 31, 2007. The Funds’ California tax return filings also remain open for the years ended October 31, 2005 through October 31, 2007. To our knowledge, there are no federal or California income tax returns currently under examination.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“ SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Allocation of Expense — Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

Other — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

3.  FEDERAL INCOME TAXES AND DISTRIBUTIONS:

Unrealized Appreciation and Depreciation on Investments (Tax Basis):

The amount of net unrealized depreciation and the cost of investment securities for tax purposes, including short-term securities at April 30, 2008 were as follows:

	Stonebridge	Stonebridge
	Institutional	Small-Cap
	Fund(1)	Fund
Gross appreciation (excess of value over tax cost)	$868,204	$569,091
Gross depreciation (excess of tax cost over value)	(2,823,204)	(1,021,476)
Net unrealized depreciation	(1,955,000)	(452,385)
Cost of investments for income tax purposes	$18,791,566	$7,251,382

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

There is no difference between book-basis and tax-basis unrealized appreciation.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2008 (Unaudited)

Classifications of Distributions — Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend made, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

Distributions of net investment income, if any, are made annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the year ended October 31, 2007 and the year ended October 31, 2006 was as follows:

	Stonebridge		Stonebridge
	Institutional Fund(1)		Small-Cap Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2007	Oct. 31, 2006
Distributions paid from:
Ordinary Income	$0	$0	$0	$0
Short-Term Capital Gain	0	0	0	334,691
Long-Term Capital Gain	0	0	235,413	663,359
Total	$0	$0	$235,413	$998,050

Components of Net Assets (Tax Basis):

As of October 31, 2007, the components of net assets on a tax basis were:

	Stonebridge	Stonebridge
	Institutional Fund (1)	Small-Cap Fund
Undistributed Ordinary Income	—	$712,585
Accumulated Net Realized Gain on Investments	$1,977,080	1,013,591
Net Unrealized Appreciation of Investments	2,144,402	1,502,273
Total	$4,121,482	$3,228,449

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2008 (Unaudited)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted in the United States of America. Accordingly, for the period ended October 31, 2007, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

Stonebridge Institutional Fund(1)

		Accumulated	Paid in
	Undistributed Net	Capital	Capital
	Investment Income	Gains/(Losses)	(PIC)
Increase/(Decrease)	$346,643	—	$(346,643)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$346,643

Stonebridge Small-Cap Fund

		Accumulated	Paid in
	Undistributed Net	Capital	Capital
	Investment Income	Gains/(Losses)	(PIC)
Increase/(Decrease)	$204,312	$(204,384)	$72

Included in the amounts reclassified was a net operating loss offset to accumulated net realized gain on investments of:			$204,312

4.  SHARES OF BENEFICIAL INTEREST:

As of April 30, 2008, there were an unlimited number of shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six months ended April 30, 2008 and the year ended October 31, 2007, were as follows:

Stonebridge Institutional Small-Cap Growth Fund(1)

	For the Six Months Ended		For the Year Ended
	April 30, 2008		October 31, 2007
	Shares	Amount	Shares	Amount
Shares Sold	22,541	$209,691	38,105	$406,594
Shares Issued in Reinvestment of Dividends	197,555	1,934,069	—	—
Total	220,096	2,143,760	38,105	406,594
Less Shares Redeemed	(118,963)	(1,064,496)	(235,969)	(2,510,234)
Net Increase/(Decrease)	101,133	$1,079,264	(197,864)	$(2,103,640)

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2008 (Unaudited)

Stonebridge Small-Cap Growth Fund

	For the Six Months Ended		For the Year Ended
	April 30, 2008		October 31, 2007
	Shares	Amount	Shares	Amount
Shares Sold	3,231	$30,703	18,031	$210,443
Share Issued in Reinvestment of Dividends	176,027	1,709,222	21,173	235,413
Total	179,258	1,739,925	39,204	445,856
Less Shares Redeemed	(27,864)	(241,420)	(49,198)	(586,098)
Net Increase/(Decrease)	151,394	$1,498,505	(9,994)	$(140,242)

5.  TRANSACTIONS WITH AFFILIATES:

The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the “Adviser”) with respect to each Series. The advisory agreements have been approved by the Trust’s Board of Trustees and shareholders. Pursuant to its advisory agreements with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly, at annual rates of 0.75% and 0.75% of the average daily net assets of the Institutional Fund and the Small-Cap Fund, respectively. Before February 28, 2007, the Adviser agreed to waive 0.50% of its then 1.00% contractual advisory fees for the Small-Cap Fund to keep its net advisory fees at an annual rate of 0.50%. The waived fees are not subject to recoupment.

On November 2, 1998, the Trust entered into an administration agreement with ALPS Fund Services, Inc. (“ALPS”). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS’ fee will be no less than $6,250 per month per Series. Effective November 1, 2002, ALPS has agreed to waive fees to reduce the minimum fee to $4,500 per month per Series, which reduction will continue through October 31, 2008. The waived fees are not subject to recoupment.

ALPS Distributors, Inc. serves as the principal underwriter for shares of both the Stonebridge Institutional Fund and Stonebridge Small-Cap Fund and acts as each Fund’s distributor in a continuous public offering of each Fund’s shares.

ADDITIONAL INFORMATION

April 30, 2008

1.  SHAREHOLDER TAX INFORMATION (UNAUDITED):

Certain tax information regarding each Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2007. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2007.

2.  PROXY VOTING INFORMATION (UNAUDITED):

Fund policies and procedures used in determining how to vote proxies relating to the Funds’ portfolio securities and information regarding proxies voted by the Funds during the most recent 12-month period ended June 30 are available without a charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the Securities Exchange Commission’s (“SEC”) website at http://www.sec.gov.

3.  FUND HOLDINGS (UNAUDITED):

The complete schedules of Fund holdings at the end of the second and fourth quarters of each fiscal year are contained in the Funds’ semi-annual and annual shareholder reports, respectively. The Trust files complete schedules of Fund holdings with the SEC at the end of the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Trust’s Form N-Q filings are available without charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Trust’s Form N-Q filings at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

4.  OTHER (UNAUDITED):

Shareholders individually holding more than 5% of a Fund’s outstanding shares as of April 30, 2008, constituted 8.34% of the Stonebridge Institutional Small-Cap Growth Fund and 58.68% of the Stonebridge Small-Cap Growth Fund.

The Trust pays a quarterly retainer of $2,500 and $500 per meeting to each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (each, an “Independent Trustee”). The Independent Trustees are reimbursed for any out-of-pocket expenses relating to attendance at meetings.

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2007 and held until April 30, 2008.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Stonebridge Institutional Small-Cap Growth Fund(1)

	Beginning	Ending	Expense Paid
	Account Value	Account Value	During Period *
	at 11/01/07	at 4/30/08	11/01/07 to 4/30/08
Actual Fund Return	$1,000	$789	$12.44
Hypothetical Fund Return	$1,000	$1,011	$13.98

*

Expenses are equal to the Stonebridge Institutional Small-Cap Growth Fund’s annualized expense ratio of 2.80%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/366 (to reflect the half-year period).

(1)	Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

Stonebridge Small-Cap Growth Fund

	Beginning	Ending	Expense Paid
	Account Value	Account Value	During Period *
	at 11/01/07	at 4/30/08	11/01/07 to 4/30/08
Actual Fund Return	$1,000	$785	$15.53
Hypothetical Fund Return	$1,000	$1,007	$17.46

*

Expenses are equal to the Stonebridge Small-Cap Growth Fund’s annualized expense ratio of 3.50%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/366 (to reflect the half-year period).

TRUSTEES AND OFFICERS (Unaudited)

April 30, 2008

The business affairs of Stonebridge Funds Trust (the “Trust”) are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free
1-800-639-3935.

INDEPENDENT TRUSTEES

Name, Address(1) & Age	Position(s) Held with Funds	Term of Office(2) and Length of Time Served / Number of Funds Overseen by Trustee	Principal Occupation(s) During the Past 5 Years / Other Directorships(3) Held by Trustee
Selvyn B. Bleifer, MD Born 1929	Trustee	Since November 1, 1998 / 2	Physician, Cardiovascular Medical Group / None

Marvin Freedman Born 1925	Trustee	Since November 1, 1998 / 2	Retired Founding Partner, Freedman Broder & Company Accountancy Corporation, Certified Public Accountants / None

Charles Haas Born 1913	Trustee	Since November 1, 1998 / 2	Retired motion picture and television director / None

William Taylor Born 1938	Trustee	Since November 1, 1998 / 2	Managing General Partner, Mountaineer Capital LP, (a venture capital organization) / Director, T.P.L., Inc. (an advanced materials company).

INTERESTED TRUSTEES

Richard C. Barrett, CFA(4),(5) Born 1941	Chairman of the Board President and Trustee	Since November 1, 1998 / 2	President and Chairman of the Board, Stonebridge Capital Management, Inc. / None

OFFICERS

Name, Address(1) & Age	Position(s) Held with Funds	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Debra L. Newman(5) Born 1955	Vice President, Treasurer and Chief Compliance Officer	Since November 1, 1998	Vice President, Chief Financial Officer, Chief Compliance Officer, Secretary and Managing Director, Stonebridge Capital Management, Inc.

Matthew W. Markatos, CFA, CIC Born 1973	Executive Vice President and Managing Director	Since March 25, 2003	Executive Vice President, Stonebridge Capital Management, February 2000 to present.

Benjamin H. Lowe Born 1978	Secretary	Since September 27, 2005	Senior Fund Accountant, Invesco Funds 2000 - 2003; Senior Fund Accountant, Founders Funds 2003 - 2005; Controller, ALPS Fund Services, Inc., 2005 to present.

(1)	Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o Stonebridge Funds Trust, 1290 Broadway, Suite 1100, Denver, CO 80203.

(2)	Trustees hold office until they resign or their successors have been elected and qualified. Officers hold office until they resign or their successors have been appointed by the Board of Trustees.

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. Barrett is an “interested person” of the Trust by virtue of his position with the Adviser.

(5)	Mr. Barrett and Ms. Newman are married.

OFFICERS AND TRUSTEES

Richard C. Barrett, CFA, Chairman,
Board of Trustees & President
Debra L. Newman, Vice President, Treasurer,
& Chief Compliance Officer
Matthew W. Markatos, CFA, Vice President
Selvyn B. Bleifer, M.D., Trustee
Marvin Freedman, Trustee
Charles F. Haas, Trustee
William H. Taylor II, Trustee
Benjamin H. Lowe, Secretary

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated
1801 Century Park East, Suite 1800
Los Angeles, California 90067

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

TRANSFER AGENT

Boston Financial Data Services-Midwest
330 West 9th Street
Kansas City, Missouri 64105

CUSTODIAN

Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
515 S. Flower Street
Los Angeles, California 90071

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule
30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	June 26, 2008

By:	/s/Debra L. Newman
Debra L. Newman
Vice President and Treasurer
(Principal Financial Officer)

Date:	June 26, 2008